Warranties (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Guarantees and Product Warranties [Abstract]
Schedule of Changes in Warranty Liability

Changes in the Company’s warranty liability consisted of the following (in thousands):

	Nine Months Ended
	July 29, 2017	July 30, 2016
Balance at beginning of period	$38,808	$28,453
Warranty provisions	21,534	18,615
Settlements made	(25,925)	(22,252)
Warranties for current year acquisitions	3,317	14,357
Changes in liability of pre-existing warranties	(2,655)	115

Balance at end of period	$35,079	$39,288

Changes in the Company’s warranty liability consisted of the following:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015
Balance at beginning of period	$28,453	$34,316
Warranty provisions	26,759	22,537
Settlements made	(31,232)	(27,472)
Warranties for current year acquisitions	14,357	—
Changes in liability of pre-existing warranties	471	(928)

Balance at end of period	$38,808	$28,453

Accrued Warranty Classified in Consolidated Balance Sheet

Accrued warranty is classified in the Company’s consolidated balance sheets as follows (in thousands):

	July 29, 2017	October 29, 2016
Current liabilities	$19,012	$22,693
Other long-term liabilities	16,067	16,115

Total warranty liability	$35,079	$38,808

Accrued warranty is classified in the Company’s consolidated balance sheets as follows:

	October 29, 2016	October 31, 2015
Current liabilities	$22,693	$18,153
Other long-term liabilities	16,115	10,300

Total warranty liability	$38,808	$28,453